Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015	Feb. 02, 2014
Current assets:
Cash and cash equivalents	$ 23,722	$ 70,876	$ 38,080
Inventories	19,556	18,457	15,354
Prepaid expenses	11,989	10,641	9,670
Deferred income taxes	25,235	30,962	24,802
Income taxes receivable	3,824	2,421	2,445
Other current assets	15,858	9,923	8,993
Total current assets	100,184	143,280	99,344
Property and equipment	480,927	436,048	388,093
Tradenames	79,000	79,000	79,000
Goodwill	272,624	272,592	272,428
Other assets and deferred charges	18,497	19,769	22,893
Total assets	951,232	950,689	861,758
Current liabilities:
Current installments of long-term debt	7,500		1,500
Accounts payable	42,615	35,001	36,092
Accrued liabilities	93,723	89,198	74,379
Income taxes payable	1,552	1,570	1,073
Deferred income taxes	909	371
Total current liabilities	146,299	126,140	113,044
Deferred income taxes	21,811	27,828	23,654
Deferred occupancy costs	110,390	99,847	81,743
Other liabilities	10,586	9,157	8,692
Long-term debt, less current installments, net of unamortized discount	353,500	$ 429,020	$ 484,177
Commitments and contingencies
Stockholders' equity:
Common stock	$ 411	$ 402	$ 334
Preferred stock
Paid-in capital	$ 270,411	$ 253,685	$ 152,661
Treasury stock		(1,189)	(1,189)
Accumulated other comprehensive loss	(736)	(646)	(167)
Retained earnings (accumulated deficit)	38,560	6,445	(1,191)
Total stockholders' equity	308,646	258,697	150,448
Total liabilities and stockholders' equity	$ 951,232	$ 950,689	$ 861,758